Disclosure of Capital Risk Management (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018		Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of nature and extent of risks arising from financial instruments [line items]
Interest bearing borrowings, net of deferred financing costs		$ 5,461		$ 5,427
Cash and cash equivalents	$ (1,592)	(2,471)	$ (1,785)	(2,676)	[1]		$ (1,239)	$ (1,284)
Restricted cash and cash equivalents		(15)		(13)
Net debt		2,975		2,738
Total equity	$ 2,729	4,446	$ 3,456	4,409		$ 4,562	$ 4,538	$ 5,007
Total capital		$ 7,421		$ 7,147
Gearing ratio		40.10%		38.30%

[1]	Note: Certain reclassifications have been made to the year ended December 31, 2018 to conform to the presentation of the year ended December 31, 2019.